long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
long-term debt
Schedule of details of long-term debt

As at (millions)	Note	June 30, 2018	December 31, 2017
TELUS Corporation notes	(b)	$13,090	$11,561
TELUS Corporation commercial paper	(c)	3	1,140
TELUS Communications Inc. debentures		620	620
TELUS International (Cda) Inc. credit facility	(e)	432	339

Long-term debt		$14,145	$13,660

Current		$1,009	$1,404
Non-current		13,136	12,256

Long-term debt		$14,145	$13,660

Schedule of long-term debt maturities

Long-term debt denominated in	Canadian dollars	U.S. dollars
			Derivative liability
Years ending December 31 (millions)	Debt	Debt	(Receive) 1	Pay	Total	Total
2018 (balance of year)	$1,000	$7	$(3)	$3	$7	$1,007
2019	—	8	—	—	8	8
2020	1,000	8	—	—	8	1,008
2021	1,075	8	—	—	8	1,083
2022	1,249	412	—	—	412	1,661
Thereafter	7,075	2,436	(2,439)	2,436	2,433	9,508

Future cash outflows in respect of long-term debt principal repayments	11,399	2,879	(2,442)	2,439	2,876	14,275
Future cash outflows in respect of associated interest and like carrying costs 2	5,674	1,893	(1,810)	1,730	1,813	7,487

Undiscounted contractual maturities (Note 4(c))	$17,073	$4,772	$(4,252)	$4,169	$4,689	$21,762

(1)	Where applicable, principal-related cash flows reflect foreign exchange rates at June 30, 2018.
(2)

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at June 30, 2018.

TELUS Corporation notes
long-term debt
Schedule of details of long-term debt

								Principal face amount		Redemption present value spread
Series 1	Issued	Maturity	Issue price			Effective interest rate 2		Originally issued	Outstanding at financial statement date	Basis points	Cessation date
5.05% Notes, Series CG	December 2009	December 2019 3		$994.19		5.13%		$1.0 billion	$1.0 billion	45.5 4	N/A
5.05% Notes, Series CH	July 2010	July 2020		$997.44		5.08%		$1.0 billion	$1.0 billion	47 4	N/A
3.35% Notes, Series CJ	December 2012	March 2023		$998.83		3.36%		$500 million	$500 million	40 5	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%		$1.1 billion	$1.1 billion	36 5	Jan. 2, 2024
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%		$600 million	$600 million	47 5	Oct. 1, 2042
3.60% Notes, Series CM	November 2013	January 2021		$997.15		3.65%		$400 million	$400 million	35 5	N/A
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%		$400 million	$400 million	50 5	May 26, 2043
3.20% Notes, Series CO	April 2014	April 2021		$997.39		3.24%		$500 million	$500 million	30 5	Mar. 5, 2021
4.85% Notes, Series CP	Multiple 6	April 2044		$987.91	6	4.93	%6	$500 million 6	$900 million 6	46 5	Oct. 5, 2043
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%		$800 million	$800 million	38.5 5	Oct. 17, 2024
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%		$400 million	$400 million	51.5 5	July 17, 2044
1.50% Notes, Series CS	March 2015	March 2018		$999.62		1.51%		$250 million	$NIL	N/A 7	N/A
2.35% Notes, Series CT	March 2015	March 2022		$997.31		2.39%		$1.0 billion	$1.0 billion	35.5 5	Feb. 28, 2022
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%		$500 million	$500 million	60.5 5	July 29, 2045
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%		$600 million	$600 million	53.5 5	Dec. 10, 2025
2.80% U.S. Dollar Notes 8	September 2016	February 2027	US$	991.89		2.89%		US$600 million	US$600 million	20 9	Nov. 16, 2026
3.70% U.S. Dollar Notes 10	March 2017	September 2027	US$	998.95		3.71%		US$500 million	US$500 million	20 9	June 15, 2027
4.70% Notes, Series CW	Multiple 11	March 2048		$998.06	11	4.71	%11	$325 million 11	$475 million 11	58.5 5	Sept. 6, 2047
3.625% Notes, Series CX	February 2018	February 2028		$989.49		3.75%		$600 million	$600 million	37 5	Dec. 1, 2027
4.60% U.S. Dollar Notes 12	June 2018	November 2048	US$	987.60		4.68%		US$750 million	US$750 million	25 9	May 16, 2048

(1)

Interest is payable semi-annually. The notes requires us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

(2)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(3)

On June 28, 2018, we exercised our right to early redeem, on August 1, 2018, all of our 5.05%, Series CG Notes. The long-term debt prepayment premium has been recorded in the three-month period ending September 30, 2018, and was $34 million before income taxes.

(4)

The notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

(5)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CW and Series CX notes, where it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amount thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)	The notes were not redeemable at our option, other than in the event of certain changes in tax laws.
(8)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 2.95% and an issued and outstanding amount of $792 million (reflecting a fixed exchange rate of $1.3205).

(9)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(10)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 3.41% and an issued and outstanding amount of $667 million (reflecting a fixed exchange rate of $1.3348).

(11)

$325 million of 4.70%, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at a price of $1,014.11 and an effective interest rate of 4.61%.

(12)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 4.41% and an issued and outstanding amount of $974 million (reflecting a fixed exchange rate of $1.2985).

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt
As at (millions)	June 30, 2018	December 31, 2017
Net available	$2,247	$1,110
Backstop of commercial paper	3	1,140

Gross available	$2,250	$2,250

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

As at (millions)	June 30, 2018						December 31, 2017
	Revolving component		Term loan component 1		Total		Revolving component		Term loan component		Total
Available	US$	132	US$	N/A	US$	132	US$	193	US$	N/A	US$	193
Outstanding		218		116		334		157		119		276

	US$	350	US$	116	US$	466	US$	350	US$	119	US$	469

(1)	We have entered into a receive-floating, pay-fixed interest rate exchange agreement which effectively converts our interest obligations on the debt to a fixed rate of 2.64%.